Operating profit (Tables)	12 Months Ended
Dec. 31, 2024
Operating profit
Schedule of key amounts included in operating profit

	2024 £m	2023 £m	2022 £m
Advertising and promotion[1]	2,157	2,023	2,026
Distribution costs[1]	239	237	237
Separation and admission costs	30	120	411
Restructuring costs	214	169	41

1	Reported within selling, general and administration.

Schedule of a breakdown of the restructuring costs by function

	2024 £m	2023 £m	2022 £m
Cost of sales	123	26	19
Selling, general and administration, and other operating expenses	90	129	25
Research and development	1	14	(3)
Total	214	169	41

	2024 £m	2023 £m	2022 £m
Cash	146	168	39
Non-cash	68	1	2
Total	214	169	41

Schedule of fees payable to the Company's auditor included in operating profit

		2024 £m	2023 £m	2022 £m
KPMG LLP (UK)	Audit of Group Consolidated Financial Statements	12	11	–
	Audit of the Company’s subsidiaries	5	5	–
	Audit services	17	16	–
	Other services[1]	2	1	–
Total		19	17	–
KPMG LLP (US)	Audit of Group Consolidated Financial Statements	–	–	14
	Audit services	–	–	14
	Other services[1]	–	–	3
Total		–	–	17
Deloitte LLP	Audit of Parent Company and Consolidated Financial Statements	–	–	10
	Audit of the Company’s subsidiaries	–	–	5
	Audit services	–	–	15
	Other assurance services[2]	–	–	6
Total		–	–	21

1	Other services provided by KPMG relate to permissible tax compliance and advisory services £0.4m (2023: £nil), other audit-related services £1.5m (2023: £1.2m) and other services £0.2m (2023: £nil).
2	Includes (2022: £3m) in relation to reporting accountant work performed in preparation for the proposed separation of the Group from GSK.